Schedule of Share Based Payment Arrangement Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Outstanding, number of options, beginning balance	10,477,683	10,359,750
Outstanding, weighted average exercise price, beginning balance	$ 0.29	$ 0.31
Granted, number of options		2,158,333
Granted, Weighted average exercise price		$ 0.18
Expired, number of options	(1,795,600)	(1,930,400)
Expired, weighted average exercise price	$ (0.63)	$ (0.33)
Cancelled, number of options	(55,000)	(110,000)
Cancelled, weighted average exercise price	$ (0.16)	$ (0.19)
Outstanding, number of options, ending balance	8,627,083	10,477,683
Outstanding, weighted average exercise price, ending balance	$ 0.23	$ 0.29